Non-controlling Interests (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefits [Line Items]
Net sales	$ 1,822,540,697	$ 1,783,282,337	$ 1,698,360,794
Net income of year	145,645,660	322,084,531	148,108,419
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Disclosure Of Employee Benefits [Line Items]
Net sales	212,321,758	206,518,731	204,453,782
Net income of year	$ 22,218,101	$ 14,833,018	$ 17,715,119